CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Jan. 03, 2015	Dec. 28, 2013
Current assets:
Cash and cash equivalents	$ 227.0	$ 351.6
Trade accounts receivable, less allowances of $30.5 and $31.6 at year-end 2014 and 2013, respectively	958.1	1,016.5
Inventories, net	491.8	494.1
Current deferred and refundable income taxes	107.5	103.4
Assets held for sale	0.8	1.3
Other current assets	136.1	124.9
Total current assets	1,921.3	2,091.8
Property, plant and equipment, net	875.3	922.5
Goodwill	721.6	751.1
Other intangibles resulting from business acquisitions, net	67.4	96.0
Non-current deferred income taxes	311.0	263.4
Other assets	463.6	485.8
Total assets	4,360.2	4,610.6
Current liabilities:
Short-term borrowings and current portion of long-term debt and capital leases	204.3	76.9
Accounts payable	797.8	889.5
Accrued payroll and employee benefits	173.7	224.1
Accrued trade rebates	90.5	79.6
Current deferred and payable income taxes	64.9	49.3
Other accrued liabilities	266.6	234.7
Total current liabilities	1,597.8	1,554.1
Long-term debt and capital leases	945.3	950.6
Long-term retirement benefits and other liabilities	622.8	476.4
Non-current deferred and payable income taxes	127.8	137.3
Commitments and contingencies (see Notes 7 and 8)
Shareholders' equity:
Common stock, $1 par value per share, authorized - 400,000,000 shares at year-end 2014 and 2013; issued - 124,126,624 shares at year-end 2014 and 2013; outstanding - 90,458,956 shares and 96,178,411 shares at year-end 2014 and 2013, respectively	124.1	124.1
Capital in excess of par value	823.9	812.3
Retained earnings	2,137.1	2,009.1
Treasury stock at cost, 33,667,668 shares and 27,948,213 shares at year-end 2014 and 2013, respectively	(1,471.3)	(1,172.2)
Accumulated other comprehensive loss	(547.3)	(281.1)
Total shareholders' equity	1,066.5	1,492.2
Total liabilities and shareholders' equity	$ 4,360.2	$ 4,610.6